COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative)			12 Months Ended
	Dec. 31, 2023 shares	Jul. 06, 2022 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 02, 2023 USD ($)	Sep. 12, 2022 EUR (€)
IfrsStatementLineItems [Line Items]
Payables to parexel in accounts payable and accrued liabilities			$ 1,400,000
Prepaid expenses and other receivables			1,300,000
Service costs					$ 12,100,000
Convertible note | €						€ 600,000
Interest rate						7.00%
Conversion of debt | €						€ 20,000,000
Convertible note, shares | shares	1,768
Impairment analysis			1,000,000	$ 607,000
Decreasing carrying value			0	806,000
Number of ordinary shares issued | shares		94,508
Amortization of deferred commitment fee			400,000
Unamortized of deferred commitment fee wrote-off			500,000
Unamortized of deferred commitment fee			$ 0	$ 839,000
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Aggregate value		$ 30,000,000
Commitment fee		$ 900,000